Related party transactions - Balances with Parent and Ultimate Parent Companies and Finance Income or Expense (Detail) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Apr. 01, 2018	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Non-current liabilities loans	£ 15,317		£ 13,038	£ 13,038	[1]
Current liabilities loans	4,290		£ 2,298	2,298	[1]
Finance income	147	£ 101
Finance (expense)	386	381
Ultimate Parent Company [member]
Disclosure of transactions between related parties [line items]
Non-current assets investments	3,024			2,983
Non-current liabilities loans	(1,061)			(1,044)
Trade and other receivables	16			15
Current asset investments	30			34
Current liabilities loans	(1,477)			(18)
Finance income	30	13
Finance (expense)	(22)	(9)
British Telecommunications PLC [member]
Disclosure of transactions between related parties [line items]
Non-current assets investments	10,486			10,318
Current asset investments	105			168
Trade and other payables	(73)			£ (50)
Finance income	£ 105	£ 84

[1]	Restatement to reflect the update to our retirement benefit obligation. See Note 2 to the condensed consolidated financial statements